Employee Benefits (Details) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Employee Benefits [Abstract]
Present value of defined benefit obligation	$ (3,128,927)	$ (3,027,176)
Fair value of plan assets	2,213,018	2,105,690
Net defined benefit liability	$ (915,909)	$ (921,486)	$ (753,673)